Share-based payments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Share-based payments
Schedule of movements in the number of share options

December 31,
2020
Number
Outstanding, start of period	—
Granted during the period	16,817
Outstanding, end of period	16,817

Schedule of movements in the weighted average exercise price of share options

December 31,
2020
£ 000
Outstanding, start of period	—
Granted during the period	143.28
Outstanding, end of period	143.28

Schedule of share options outstanding

31 December
2020
Weighted average exercise price (£)	143.28
Number of share options outstanding	16,817
Expected weighted average remaining vesting period (years)	1.13

Schedule of fair value of options granted

June 10,
2021
Share price at date of grant ($)	9.93
Option strike price ($)	18.00
Expected volatility (%)	75.00
Maximum term to exercise (years)	3 and 4
Risk-free interest rate (%)	0.75

December 31,
2020
Share price at date of grant (£)	40.36
Expected volatility (%)	50.00
Vesting period in years	1.13
Option life in years	4.00
Risk-free interest rate (%)	(0.13)